Employee Benefit Plans - Amounts recognized in Balance Sheet And Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amounts Recognized in the Consolidated Balance Sheet
Noncurrent liabilities	$ (1,781)	$ (1,764)
Pension Plans Defined Benefit [Member] | U.S.
Amounts Recognized in the Consolidated Balance Sheet
Noncurrent assets	0	0
Current liabilities	(21)	(59)
Noncurrent liabilities	(707)	(741)
Total recognized	$ (728)	$ (800)
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	3.25%	4.25%
Rate of compensation increase	4.00%	4.00%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	3.95%	3.80%
Expected return on plan assets	5.80%	5.80%
Rate of compensation increase	4.00%	4.00%
Before-tax amounts unrecognized in net periodic postretirement benefit cost
Unrecognized net actuarial loss (gain)	$ 479	$ 516
Unrecognized prior service cost (credit)	0	0
Pension Plans Defined Benefit [Member] | Foreign Pension Plans, Defined Benefit [Member]
Amounts Recognized in the Consolidated Balance Sheet
Noncurrent assets	765	232
Current liabilities	(6)	(4)
Noncurrent liabilities	(333)	(308)
Total recognized	$ 426	$ (80)
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	2.35%	3.05%
Rate of compensation increase	3.35%	3.65%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	2.90%	2.90%
Expected return on plan assets	4.10%	4.30%
Rate of compensation increase	3.65%	3.75%
Before-tax amounts unrecognized in net periodic postretirement benefit cost
Unrecognized net actuarial loss (gain)	$ 227	$ 310
Unrecognized prior service cost (credit)	(2)	(4)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Amounts Recognized in the Consolidated Balance Sheet
Noncurrent assets	0	0
Current liabilities	(42)	(44)
Noncurrent liabilities	(174)	(174)
Total recognized	$ (216)	$ (218)
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	3.10%	4.05%
Rate of compensation increase		0.00%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	4.05%	3.30%
Expected return on plan assets		0.00%
Rate of compensation increase		0.00%
Before-tax amounts unrecognized in net periodic postretirement benefit cost
Unrecognized net actuarial loss (gain)	$ 8	$ (21)
Unrecognized prior service cost (credit)	$ (183)	$ (216)